COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Future Payments Under Office Leases Payable

The aggregate minimum future payments under the office leases are payable as follows:

YEAR ENDING DECEMBER 31,
2014	$600,000
2015	600,000
2016	644,168
2017	646,088
2018	672,970
thereafter	3,230,883

Total	$6,394,109